STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		71 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
Income Statements
Revenue - Operations	$ 0	$ 0	$ 0	$ 0	$ 4,637
Total Revenue	0	0	0	0	4,637
Cost of Goods Sold	0	0	0	0	1,653
Gross Profit	0	0	0	0	2,984
General and Administrative	(353,170)	247,262	(51,686)	603,030	2,841,388
Income (Loss) before income taxes	353,170	(247,262)	51,686	(603,030)	(2,838,404)
Other income (expense)	(121,427)	(7,040)	(258,869)	(16,205)	(822,679)
Provision for Income Taxes	0	0	0	0	0
Net Income (Loss)	$ 231,743	$ (254,302)	$ (207,184)	$ (619,235)	$ (3,661,083)
Earnings (Loss) per Common Shares	$ 0.00031573433	$ (0.00072084884)	$ (0.00035901689)	$ (0.00178434303)
Number of Common Shares	733,981,217	352,781,910	577,085,558	347,037,812